Unaudited Condensed Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2019	$ 2	$ 521,275	$ (207,425)	$ 313,852
Beginning balance at Dec. 31, 2019	15,873,391
Stock based compensation (see Note 14)	$ 0	123	0	123
Continuous Offering Program (see Note 14)		304		304
Continuous Offering Program (see Note 14), shares	63,545
Dividend paid/ declared (see Note 8)	$ 0	(4,755)	0	(4,755)
Net income/ (loss) (Note 16)			869	869
Ending balance, value at Mar. 31, 2020	$ 2	516,947	(206,556)	310,393
Ending balance at Mar. 31, 2020	15,936,936
Stock based compensation (see Note 14)	$ 0	123	0	123
Continuous Offering Program (see Note 14)		644	0	644
Continuous Offering Program (see Note 14), shares	152,954
Dividend paid/ declared (see Note 8)	$ 0	(4,809)	0	(4,809)
Net income/ (loss) (Note 16)			31,017	31,017
Ending balance, value at Jun. 30, 2020	$ 2	512,905	(175,539)	337,368
Ending balance at Jun. 30, 2020	16,089,890
Beginning balance, value at Dec. 31, 2020	$ 2	509,671	(179,816)	329,857
Beginning balance at Dec. 31, 2020	16,559,481
Stock based compensation (see Note 14)	$ 0	57	0	57
Net income/ (loss) (Note 16)			(9,703)	(9,703)
Ending balance, value at Mar. 31, 2021	$ 2	509,728	(189,519)	320,211
Ending balance at Mar. 31, 2021	16,559,481
Stock based compensation (see Note 14)	$ 0	58	0	58
Continuous Offering Program (see Note 14)		2,778	0	2,778
Continuous Offering Program (see Note 14), shares	819,907
Net income/ (loss) (Note 16)			4,335	4,335
Ending balance, value at Jun. 30, 2021	$ 2	$ 512,564	$ (185,184)	$ 327,382
Ending balance at Jun. 30, 2021	17,379,388